Equity (Summary of Classes of Share Capital - Preferred Shares and Other Equity Instruments) (Details) - CAD ($) shares in Millions, $ in Millions	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares	1,750.0	1,791.0
Amount	$ 115,160	$ 112,071
Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Amount	$ 10,888	$ 10,853	$ 11,253
Issued capital [member] | Preferred shares and other equity instruments [member]
Disclosure of classes of share capital [line items]
Number of shares	97.4	148.6
Amount	$ 10,888	$ 10,853
Issued capital [member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Number of shares	5.8	5.0
Amount	$ 6,988	$ 5,653
Issued capital [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	91.6	143.6
Amount	$ 3,900	$ 5,200
Issued capital [member] | Preferred shares class A series 1 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Issued capital [member] | Preferred shares class A series 3 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	0.0	20.0
Amount	$ 0	$ 500
Issued capital [member] | Preferred shares class A series 5 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	20.0	20.0
Amount	$ 500	$ 500
Issued capital [member] | Preferred shares class A series 7 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Issued capital [member] | Preferred shares class A series 9 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	8.0	8.0
Amount	$ 200	$ 200
Issued capital [member] | Preferred shares class A series 16 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Issued capital [member] | Preferred shares class A series 18 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	14.0	14.0
Amount	$ 350	$ 350
Issued capital [member] | Preferred shares class A series 22 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	0.0	14.0
Amount	$ 0	$ 350
Issued capital [member] | Preferred shares class A series 24 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	0.0	18.0
Amount	$ 0	$ 450
Issued capital [member] | Preferred shares class A series 27 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	0.8	0.8
Amount	$ 850	$ 850
Issued capital [member] | Preferred shares class A series 28 [member] | Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares	0.8	0.8
Amount	$ 800	$ 800
Issued capital [member] | Limited Recourse Capital Notes - Series 1 [member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Number of shares	1.8	1.8
Amount	$ 1,750	$ 1,750
Issued capital [member] | Limited Recourse Capital Notes - Series 2 [member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Number of shares	1.5	1.5
Amount	$ 1,500	$ 1,500
Issued capital [member] | Limited Recourse Capital Notes - Series 3 [member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Number of shares	1.7	1.7
Amount	$ 2,403	$ 2,403
Issued capital [member] | Limited Recourse Capital Notes - Series 4 [Member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Number of shares	0.7	0.0
Amount	$ 1,023	$ 0
Issued capital [member] | Perpetual Subordinated Capital Notes - Series 2023-9 [Member] | Other equity securities [member]
Disclosure of classes of share capital [line items]
Number of shares	0.1	0.0
Amount	$ 312	$ 0